RELATED PARTY TRANSACTIONS AND BALANCES (Trade Related Balances to Receivables and Prepayments) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Related Party Transaction [Line Items]
Amounts due from related parties	$ 10,562,498	$ 75,713,936
Trade Related Balances [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	10,562,498	75,713,936
Trade Related Balances [Member] | CEEG (Nanjing) Semiconductor Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	0	70,186,196
Trade Related Balances [Member] | China Electric Equipment Group Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	5,508,488	4,054,056
Trade Related Balances [Member] | CEEG (Nanjing) Solar Research Institute [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	810,619	597,774
Trade Related Balances [Member] | CEEG (Jiangsu) Insulated New Material Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	1,701,548	4,620
Trade Related Balances [Member] | Jiangxi Jingde Semiconductor New Material Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	168,739	44,942
Trade Related Balances [Member] | Nanjing Xinde New Energy Technology Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	0	583,390
Trade Related Balances [Member] | CEEG Holding Co.,Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	100,930	148,768
Trade Related Balances [Member] | Jiangsu CEEG Business Co., Ltd. [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	538,515	94,190
Trade Related Balances [Member] | Eco Energy S.r.l [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	368,503	0
Trade Related Balances [Member] | CEEG (Nanjing) Transmission and Distribution Equipment Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	24,823	0
Trade Related Balances [Member] | Ceeg Xinde Shanghai New Energy Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	354,338	0
Trade Related Balances [Member] | CEEG Group Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	178,260	0
Trade Related Balances [Member] | CEEG Holding Co., Ltd One [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	360,689	0
Trade Related Balances [Member] | CEEG (Nanjing) Electricity Technology Co., Ltd [Member]
Related Party Transaction [Line Items]
Amounts due from related parties	$ 447,046	$ 0